Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Stock Options
A summary of the status of the stock options under the 2014 Plan as of December 31, 2022, and changes during the year then ended is presented below:

	Number of Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Balance - December 31, 2021	8,371,097	$0.29	7.33	25,773
Granted	—	—
Exercised	(295,203)	0.23
Forfeited/Expired	(4,510)	0.85
Balance - December 31, 2022	8,071,384	$0.30	6.32	5,479
Exercisable - December 31, 2022	8,063,747	$0.29	6.32	5,479
Unvested - December 31, 2022	7,637	$3.50	7.79	—
A summary of the status of the stock options under the 2021 Plan as of December 31, 2022, and changes during the year then ended is presented below:

	Number of Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Balance - December 31, 2021	346,603	$10.45	9.50	$—
Granted	—	—
Exercised	—	—
Forfeited	—	—
Balance - December 31, 2022	346,603	$10.45	8.50	$—
Exercisable - December 31, 2022	180,522	10.45	8.50	$—
Unvested - December 31, 2022	166,081	$10.45	8.50	$—

Summary of Stock Options Valuation Assumptions	The weighted-average assumptions used to estimate the fair value of stock options granted during the years ended December 31, 2022 and 2021 are as follows:

	Years Ended December 31,
	2022	2021
Exercise price	$—	$10.45
Risk-free interest rate	—%	1.02%
Expected term (in years)	—	5.78
Expected volatility	—%	66.90%
Expected dividend yield	0%	0%

Summary of RSUs
A summary of the status of RSU's under the 2021 Plan as of December 31, 2022, and changes during the year then ended is presented below:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding - December 31, 2021	2,115,162	$6.10
Granted	5,957,968	1.78
Vested	(946,091)	5.96
Forfeited	(985,925)	3.30
Outstanding - December 31, 2022	6,141,114	$2.38